Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment	PROPERTY, PLANT AND EQUIPMENT
Property, Plant and Equipment
Property, plant and equipment are initially recognized at cost. Cost includes expenditures that are directly attributable to the acquisition of the asset. Routine maintenance costs are expensed as incurred.
Subsequently, depreciation expense is recognized on a straight-line basis over the estimated useful lives of the assets. If components of property, plant and equipment have different useful lives, they are accounted for separately. Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted, if appropriate.
Estimated useful lives are as follows:

Building on non-freehold land	10 years
Fittings and fixtures	Between 9 and 25 years
Scientific equipment	Between 2 and 12 years
Computer equipment	Between 2 and 5 years
Furniture	Between 4 and 10 years
Vehicles	Between 4 and 6 years
Any gain or loss on disposal of an item of property, plant and equipment is determined by comparing the proceeds from disposal with the carrying amount of the item. The net amount is recognized in the consolidated statements of operations under the line item "Other operating income (expenses)."
Leases
IFRS 16 introduces for the lessee a single model of accounting on the balance sheet for leases. The lessee recognizes a "right of use" asset which represents its right to use the underlying asset, and a lease liability for its obligation to pay the rent.
The Group recognizes a "right of use" asset and a lease liability at the start of the lease term. The "right of use" asset is initially measured at cost and then at cost less any amortization and accumulated impairment losses. The amount can be adjusted based on certain revaluations of the lease liability.
The lease liability is initially measured at the discounted value of the rents owed and not yet paid at the start date of the contract. The discount rate used is the implicit interest rate of the contract or, if it cannot be easily determined, the Company’s incremental borrowing rate of the lessee. The Group generally uses the latter as the discount rate.
The lease liability is then adjusted by the interest expense minus the amounts of rent paid. It is revalued in the event of a change in future rents following a change in the index or rate, a new estimate of the amount to be paid under a residual value guarantee or, where applicable, a revaluation of the exercise of an option to purchase or to extend, or the non-exercise of an option to terminate (which then becomes reasonably certain).
The Group has exercised its judgment in determining the term of the lease agreements that provide for extension options. The fact that the Group has determined that it is reasonably certain to exercise such options has an impact on the lease term used and has a significant impact on the amount of lease debt and the "right of use" asset in the accounts. The amount of short term or low value leases which are not included in the IFRS 16 model is not material.
The following tables show the variations in tangible assets for the years ended December 31, 2022 and 2023:

Property, plant and equipment - Variations	As of As of	Increase	Decrease	Translation	Reclassification	As of As of
(in € thousands)	As of 2021/12/31			adjustments		As of 2022/12/31
Gross
Buildings on non-freehold land	10,311	610	—	—	—	10,921
Scientific equipment	6,320	228	(82)	—	—	6,467
Fittings	1,474	61	—	—	2	1,537
Vehicles	91	—	—	—	—	91
Computer equipment	1,542	98	(149)	—	8	1,500
Furniture	279	—	—	—	—	279
In progress	—	16	—	—	(16)	—
TOTAL - Gross	20,017	1,014	(230)	—	(7)	20,794
Accumulated depreciation
Buildings on non-freehold land	(2,900)	(1,033)	—	—	—	(3,934)
Scientific equipment	(4,868)	(697)	79	4	—	(5,481)
Fittings	(888)	(95)	—	(2)	—	(985)
Vehicles	(31)	(12)	—	—	—	(43)
Computer equipment	(1,403)	(105)	148	(5)	—	(1,365)
Furniture	(213)	(10)	—	—	—	(223)
In progress	—	—	—	—	—	—
TOTAL - Accumulated depreciation	(10,304)	(1,953)	227	(3)	—	(12,032)
Accumulated impairment
Buildings on non-freehold land	(503)	—	48	—	—	(455)
Scientific equipment	(87)	—	28	—	—	(59)
Fittings	(93)	—	69	—	—	(24)
Vehicles	—	—	—	—	—	—
Computer equipment	(12)	—	2	—	—	(10)
Furniture	(3)	—	—	—	—	(3)
In progress	—	—	—	—	—	—
TOTAL - Accumulated impairment	(699)	—	147	—	—	(552)
TOTAL - Net	9,015	(939)	144	(3)	(7)	8,210

Property, plant and equipment - Variations	As of	Increase	Decrease	Translation	Reclassification	As of
(in € thousands)	2022/12/31			adjustments		2023/12/31
Gross
Buildings on non-freehold land	10,921	427	—	—	19	11,367
Scientific equipment	6,467	207	(1,378)	—	—	5,295
Fittings	1,537	33	(7)	—	—	1,563
Vehicles	91	—	—	—	—	91
Computer equipment	1,500	150	(32)	—	(4)	1,613
Furniture	279	5	(9)	—	—	274
In progress	—	16	—	—	(16)	—
TOTAL - Gross	20,794	839	(1,426)	—	(3)	20,204
Accumulated depreciation
Buildings on non-freehold land	(3,934)	(1,127)	—	(3)	—	(5,064)
Scientific equipment	(5,481)	(296)	1,307	(1)	—	(4,471)
Fittings	(985)	(100)	2	—	—	(1,083)
Vehicles	(43)	(12)	—	—	—	(55)
Computer equipment	(1,365)	(91)	24	11	—	(1,421)
Furniture	(223)	(11)	5	1	—	(228)
In progress	—	—	—	—	—	—
TOTAL - Accumulated depreciation	(12,032)	(1,637)	1,338	8	—	(12,323)
Accumulated impairment
Buildings on non-freehold land	(455)	—	455	—	—	—
Scientific equipment	(59)	—	51	—	—	(9)
Fittings	(24)	—	24	—	—	—
Vehicles	—	—	—	—	—	—
Computer equipment	(10)	—	10	—	—	—
Furniture	(3)	—	3	—	—	—
In progress	—	—	—	—	—	—
TOTAL - Accumulated impairment	(552)	—	543	—	—	(9)
TOTAL - Net	8,210	(798)	455	8	(3)	7,872
Assets related to contracts that were originally classified as legacy finance leases are scientific equipment and are accounted for under IFRS 16. Their net carrying value as of December 31, 2022 and 2023 amounted to €27 and €0 respectively.
Amortization
Amortization of an asset starts when it becomes available for use. The asset should be in the location and condition that is required for it to be operating in the manner intended by management, which – in the case of in process research and development (IPR&D) acquired from Versantis, will happen once it receives regulatory and marketing approval. Until that point, it is tested for impairment annually in accordance with the requirements of IAS 36. The asset is tested for impairment by comparing its recoverable amount with its carrying amount once a year, at a minimum. An additional impairment test is required whenever there is an indication that an intangible asset may be impaired.
Impairment
If indicators of impairment are identified, amortizable intangible assets and depreciable tangible assets are subject to an impairment test under the provisions of IAS 36, Impairment of Assets.
The Group has considered that the discontinued use of some equipment following the termination of RESOLVE-IT® as well as the decision to no longer use part of the leased premises were indicative of an impairment loss requiring the completion of an impairment test of property, plant and equipment or of the rights of use recognized in the statement of financial position for this equipment and lease agreements.
The recovery value of an asset is the higher value between the value in use and the fair value less costs of divestment. The value in use is evaluated in relation to the future forecasted cash flows, discounted at current interest rates, before tax, which reflects the current market appreciation of the time value of money and the risks specific to the asset. In the present case, the recovery value of the tested assets corresponds to their fair value less costs of divestment.
The impacts related to the impairment (and any reversals thereof) of tangible assets and rights of use related to equipment and premises that are no longer in use due to the discontinuation of the RESOLVE-IT® study are recognized in the consolidated statement of operations under “Reorganization and restructuring costs”.
Impairment test of assets under IAS 36
Some equipment belonging to the Group and others under a leasing agreement were no longer in use following the reorganization of the group’s activities and the termination of the RESOLVE-IT® trial decided in mid-2020.
This indication of loss of value led the Group to conduct an impairment test over owned and leased equipment, based on the value at which this equipment may be divested (on the basis of agreements with the lessors on the early purchase of the equipment and near-term purchase offers) in order to determine the recovery value.
In 2022, part of these elements, mainly scientific equipment, were sold. As a result the accumulated impairment for these equipments was reduced to €97, including:
•€59 for scientific equipment (of which €31 related to owned equipment and €28 of leased equipment),
•€24 for fittings, and
•€13 for computer equipment and furniture,
including associated liabilities.
In 2023, part of these elements, mainly scientific equipment, were sold. As a result the related accumulated impairment was reduced to €9, including:
•€9 for scientific equipment (of which €9 related to owned equipment and €0 of leased equipment).
It should be noted that the reversal of provisions related to unused premises in the amount of €455 corresponds to the reorganization of the RESOLVE-IT® study, now substantially complete.
Supplemental IFRS 16 Disclosures
Right of use assets and accumulated amortization
In accordance with IFRS 16, the Group has chosen not to present the right of use separately from other assets and has added them to the fixed assets of the same nature as the underlying leased assets.
Therefore, the right of use assets and related accumulated amortization as of December 31, 2022 included in the table above affect:
•The line item “Building on non-freehold land" amounting to €10,665 and €3,839, respectively;
•The line item "Scientific equipment", amounting to €1,502 and €1,475 respectively.
Therefore, the right of use assets and related accumulated amortization as of December 31, 2023 included in the table above affect:
•The line item “Building on non-freehold land" amounting to €11,067 and €4,940, respectively;
•The line item "Scientific equipment", amounting to €741 and €741 respectively.
Right of use additions
There were no Right of use asset additions in 2023.